Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The sources of income (loss) before income taxes are as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Domestic	$21,065	$(162,151)	$(221,185)
Foreign	(42,175)	55,215	387
Total	$(21,110)	$(106,936)	$(220,798)

Components of income taxes are as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$(4,715)	$(678)	$4,113
State and local	41	(42)	485
Foreign	1,274	21,722	16,278
Deferred:
Federal	2,726	1,004	4,012
Foreign	4,718	(1,424)	832
Total income tax expense	$4,044	$20,582	$25,720

A reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax rate of 35% for 2015, 2014 and 2013 to income tax expense follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Expected income tax expense at 35%	$(7,389)	$(37,428)	$(77,279)
Foreign tax rate differential	1,769	(10,481)	(2,348)
Foreign tax differences	4,104	6,444	16,808
State and local taxes	41	(42)	485
Nondeductible expenses	578	(1,584)	(58)
Goodwill impairment	—	9,444	—
Expired Capital Loss	15,950
Valuation allowance:
Valuation allowance on equity in losses of INOVA Geophysical	—	17,644	7,871
Valuation allowance on expiring capital losses	(15,950)	—	—
Valuation allowance on operations	4,941	36,585	80,241
Total income tax expense	$4,044	$20,582	$25,720

The company has adopted ASU 2015-17 on a prospective basis as of December 31, 2015. Prior year amounts have not been retrospectively adjusted. See Footnote 20 “Recent Accounting Pronouncement” of Footnotes to the Consolidated Financial Statements.
The tax effects of the cumulative temporary differences resulting in the net deferred income tax asset (liability) are as follows (in thousands):

	December 31,
	2015	2014
Current deferred:
Deferred income tax assets:
Accrued expenses	$—	$6,495
Allowance accounts	—	7,076
Total current deferred income tax asset	—	13,571
Valuation allowance	—	(12,612)
Net current deferred income tax asset	—	959
Deferred income tax liabilities:
Unbilled receivables	—	(6,865)
Total net current deferred income tax liability	$—	$(5,906)
Non-current deferred:
Deferred income tax assets:
Accrued expenses	$2,976	$—
Allowance Accounts	6,739	—
Net operating loss carryforward	95,640	61,227
Capital loss carryforward	2,434	18,385
Equity method investment	58,820	58,820
Basis in identified intangibles	5,978	9,263
Basis in research and development	7,051	3,819
Contingency accrual	7,700	43,319
Tax credit carryforwards and other	12,138	11,515
Total non-current deferred income tax asset	199,476	206,348
Valuation allowance	(194,255)	(192,652)
Net non-current deferred income tax asset	5,221	13,696
Deferred income tax liabilities:
Unbilled receivables	(6,516)	—
Basis in property, plant and equipment	(3,439)	(5,082)
Total net non-current deferred income tax liability	$(4,734)	$8,614

During 2013 the Company established a valuation allowance on the substantial majority of U.S. net deferred tax assets due to the significant charges taken during the year and the related inability to rely on projections of future income. As of December 31, 2015, the Company has a full valuation allowance on all net U.S. deferred tax assets. The valuation allowance was calculated in accordance with the provisions of ASC 740-10, “Accounting for Income Taxes,” which requires that a valuation allowance be established or maintained when it is “more likely than not” that all or a portion of deferred tax assets will not be realized. The Company will continue to record a valuation allowance for the substantial majority of its deferred tax assets until there is sufficient evidence to warrant reversal.
At December 31, 2015, the Company had U.S. net operating loss carryforwards of approximately $204.9 million, expiring in 2034, and net operating loss carryforwards outside of the U.S. of approximately $90.1 million, the majority of which expires beyond 2027. At December 31, 2015, the Company also had $5.8 million of U.S. capital loss carryforwards. The majority of these capital loss carryforwards expire in 2017.
As of December 31, 2015, the Company has approximately $1.3 million of unrecognized tax benefits and does not expect to recognize any significant increases in unrecognized tax benefits during the next twelve-month period. Interest and penalties, if any, related to unrecognized tax benefits are recorded in income tax expense. During 2015, 2014 and 2013, the aggregate changes in the Company’s total gross amount of unrecognized tax benefits are summarized as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Beginning balance	$1,957	$2,219	$1,834
Increases in unrecognized tax benefits – prior year positions	—	—	—
Increases in unrecognized tax benefits – current year positions	75	263	385
Decreases in unrecognized tax benefits – prior year position	(782)	(525)	—
Ending balance	$1,250	$1,957	$2,219

The Company’s U.S. federal tax returns for 2012 and subsequent years remain subject to examination by tax authorities. The Company is no longer subject to IRS examination for periods prior to 2011, although carryforward attributes that were generated prior to 2011 may still be adjusted upon examination by the IRS if they either have been or will be used in a future period. In the Company’s foreign tax jurisdictions, tax returns for 2010 and subsequent years generally remain open to examination
As of December 31, 2015, the Company considered the outside book-over-tax basis difference in its foreign subsidiaries to be in the amount of approximately $72.2 million. United States income taxes have not been provided on this difference as it is the Company’s intention to reinvest the undistributed earnings of its foreign subsidiaries indefinitely. The Company’s U.S. operations are expected to be fully supported by existing cash balances and U.S.-generated cash flows. These foreign earnings could become subject to additional tax if remitted, or deemed remitted, to the United States as a dividend; however, it is not practicable to estimate the additional amount of taxes payable.